Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2019
Commitments and contingencies
Disclosure Of Firm Aircraft Delivery Schedule

							Basic
	Aircraft	Firm Aircraft	Aircraft	Firm Aircraft	Firm Aircraft		price per
	Delivered at	Deliveries	Delivered at	Deliveries	Deliveries		aircraft
	March 31,	Fiscal Year	March 31,	Fiscal Year	Post Fiscal Year	Firm Aircraft	(U.S.$
	2018	2019	2019	2020	2020	Total	million)
2014 Contract	—	—	—	20	115	135	102.50

Disclosure Of Operating leases

	At March 31,
	2019	2018	2017
	Minimum	Minimum	Minimum
	payments	payments	payments
	€M	€M	€M
Due within one year	103.5	76.8	88.9
Due between one and five years	176.7	73.5	142.9
Due after five years	9.9	—	—
Total	290.1	150.3	231.8

Disclosure Of Finance leases

	At March 31,
	2019		2018		2017
		Present		Present		Present
		value of		value of		value of
	Minimum	Minimum	Minimum	Minimum	Minimum	Minimum
	payments	payments	payments	payments	payments	payments
	€M	€M	€M	€M	€M	€M
Due within one year	21.4	20.9	129.4	124.5	131.5	126.5
Due between one and five years	178.7	165.5	199.7	178.6	327.9	290.5
Due after five years	—	—	—	—	—	—
Total minimum lease payments	200.1	186.4	329.1	303.1	459.4	417.0
Less amounts allocated to future financing costs	(0.7)	(0.6)	(2.9)	(2.7)	(2.9)	(2.7)
Present value of minimum lease payments	199.4	185.8	326.2	300.4	456.5	414.3